Related Party Transactions - Schedule of Significant Related Party (Details)	6 Months Ended
Jun. 30, 2026
Matrix Finance and Technologies Holding Company and its subsidiaries (“Matrixport Group”, rebranded as the “BIT Group”)
Schedule of Significant Related Party [Line Items]
Relationship with the Group	The Group’s controlling person is the co-founder and chairman of the board of directors of BIT Group and has significant influence over BIT Group.